Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	ECO WAVE POWER GLOBAL AB (PUBL)
Trading Symbol	WAVE
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	44,394,844
Amendment Flag	false
Entity Central Index Key	0001846715
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40554
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	52 Derech Menachem Begin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6713701
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1309
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	52 Derech Menachem Begin St.
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Postal Zip Code	6713701
Entity Address, Country	IL
Contact Personnel Name	Inna Braverman
Local Phone Number	509-4017
City Area Code	972-3